MANAGED PORTFOLIO SERIES

Tortoise MLP & Pipeline Fund (the “Fund”)

Investor Class Shares – TORTX
Institutional Class Shares – TORIX
C Class Shares – TORCX

Supplement dated July 30, 2015 to:

Summary Prospectus dated April 2, 2015

Effective June 30, 2015, the composition of the Adviser’s Investment Committee has changed.  As a result, the section entitled “Investment Adviser and Portfolio Managers” on the final page of the Fund’s Summary Prospectus is deleted and replaced with the following:

Investment Adviser and Investment Committee
Tortoise Capital Advisors, L.L.C. (the “Adviser”) is the Fund’s investment adviser.  The Adviser’s Investment Committee is responsible for the management of the Fund’s portfolio.  The Investment Committee oversees all portfolio management activities and determines the investment strategy for the Fund. The portfolio management team is responsible for implementing the strategy.

The Investment Committee members include H. Kevin Birzer, Zachary A. Hamel, Kenneth P. Malvey, Terry C. Matlack, Brian A. Kessens, James R. Mick, Matthew G.P. Sallee, and Robert J. Thummel, Jr.  Messrs. Birzer, Hamel, Malvey, and Matlack have each been members of the Investment Committee since 2002, and have managed the Fund since its inception in May 2011. Messrs. Kessens, Mick, Sallee, and Thummel have each been members of the Investment Committee since June 30, 2015, and have been involved with managing the Fund since July 2013.

Thank you for your investment.  If you have any questions, please call the Fund toll-free at
855-TCA-FUND (855-822-3863).

This supplement should be retained with your Summary Prospectus for future reference.

MANAGED PORTFOLIO SERIES

Tortoise North American Energy Independence Fund (the “Fund”)

Investor Class Shares – TNPTX
Institutional Class Shares – TNPIX
C Class Shares – TNPCX

Supplement dated July 30, 2015 to:

Summary Prospectus dated April 2, 2015

Effective June 30, 2015, the composition of the Adviser’s Investment Committee has changed.  As a result, the section entitled “Investment Adviser and Portfolio Managers” on the final page of the Fund’s Summary Prospectus is deleted and replaced with the following:

Investment Adviser and Investment Committee
Tortoise Capital Advisors, L.L.C. (the “Adviser”) is the Fund’s investment adviser.  The Adviser’s Investment Committee is responsible for the management of the Fund’s portfolio.  The Investment Committee oversees all portfolio management activities and determines the investment strategy for the Fund. The portfolio management team is responsible for implementing the strategy.

The Investment Committee members include H. Kevin Birzer, Zachary A. Hamel, Kenneth P. Malvey, Terry C. Matlack, Brian A. Kessens, James R. Mick, Matthew G.P. Sallee, and Robert J. Thummel, Jr.  Messrs. Birzer, Hamel, Malvey, and Matlack have each been members of the Investment Committee since 2002, and have managed the Fund since its inception in April 2013. Messrs. Kessens, Mick, Sallee, and Thummel have each been members of the Investment Committee since June 30, 2015, and have been involved with managing the Fund since July 2013.

Thank you for your investment.  If you have any questions, please call the Fund toll-free at
855-TCA-FUND (855-822-3863).

This supplement should be retained with your Summary Prospectus for future reference.

MANAGED PORTFOLIO SERIES

Tortoise Select Opportunity Fund (the “Fund”)

Investor Class Shares – TOPTX
Institutional Class Shares – TOPIX
C Class Shares – TOPCX

Supplement dated July 30, 2015 to:

Summary Prospectus dated April 2, 2015

Effective June 30, 2015, the composition of the Adviser’s Investment Committee has changed.  As a result, the section entitled “Investment Adviser and Portfolio Managers” on the final page of the Fund’s Summary Prospectus is deleted and replaced with the following:

Investment Adviser and Investment Committee
Tortoise Capital Advisors, L.L.C. (the “Adviser”) is the Fund’s investment adviser.  The Adviser’s Investment Committee is responsible for the management of the Fund’s portfolio.  The Investment Committee oversees all portfolio management activities and determines the investment strategy for the Fund. The portfolio management team is responsible for implementing the strategy.

The Investment Committee members include H. Kevin Birzer, Zachary A. Hamel, Kenneth P. Malvey, Terry C. Matlack, Brian A. Kessens, James R. Mick, Matthew G.P. Sallee, and Robert J. Thummel, Jr.  Messrs. Birzer, Hamel, Malvey, and Matlack have each been members of the Investment Committee since 2002, and have managed the Fund since its inception in September 2013. Messrs. Kessens, Mick, Sallee, and Thummel have each been members of the Investment Committee since June 30, 2015, and have been involved with managing the Fund since September 2013.

Thank you for your investment.  If you have any questions, please call the Fund toll-free at
855-TCA-FUND (855-822-3863).

This supplement should be retained with your Summary Prospectus for future reference.

MANAGED PORTFOLIO SERIES

Tortoise MLP & Pipeline Fund
Tortoise North American Energy Independence Fund
Tortoise Select Opportunity Fund
(the “Funds”)

Supplement dated July 30, 2015 to:

Prospectus and Statement of Additional Information, each dated March 30, 2015

Effective June 30, 2015, the composition of the Adviser’s Investment Committee has changed.  As a result, the sections entitled “Investment Adviser and Portfolio Managers” on pages 7, 14, and 21 of the Funds’ Prospectus are deleted and replaced as follows:

Prospectus Page 7 (Tortoise MLP & Pipeline Fund):

Investment Adviser and Investment Committee
Tortoise Capital Advisors, L.L.C. (the “Adviser”) is the Fund’s investment adviser.  The Adviser’s Investment Committee is responsible for the management of the Fund’s portfolio.  The Investment Committee oversees all portfolio management activities and determines the investment strategy for the Fund. The portfolio management team is responsible for implementing the strategy.

The Investment Committee members include H. Kevin Birzer, Zachary A. Hamel, Kenneth P. Malvey, Terry C. Matlack, Brian A. Kessens, James R. Mick, Matthew G.P. Sallee, and Robert J. Thummel, Jr.  Messrs. Birzer, Hamel, Malvey, and Matlack have each been members of the Investment Committee since 2002, and have managed the Fund since its inception in May 2011.  Messrs. Kessens, Mick, Sallee, and Thummel have each been members of the Investment Committee since June 30, 2015, and have been involved with managing the Fund since July 2013.

Prospectus Page 14 (Tortoise North American Energy Independence Fund):

Investment Adviser and Investment Committee
Tortoise Capital Advisors, L.L.C. (the “Adviser”) is the Fund’s investment adviser.  The Adviser’s Investment Committee is responsible for the management of the Fund’s portfolio.  The Investment Committee oversees all portfolio management activities and determines the investment strategy for the Fund.  The portfolio management team is responsible for implementing the strategy.

The Investment Committee members include H. Kevin Birzer, Zachary A. Hamel, Kenneth P. Malvey, Terry C. Matlack, Brian A. Kessens, James R. Mick, Matthew G.P. Sallee, and Robert J. Thummel, Jr.  Messrs. Birzer, Hamel, Malvey, and Matlack have each been members of the Investment Committee since 2002, and have managed the Fund since its inception in April 2013.  Messrs. Kessens, Mick, Sallee, and Thummel have each been members of the Investment Committee since June 30, 2015, and have been involved with managing the Fund since July 2013.

Prospectus Page 21 (Tortoise Select Opportunity Fund):

Investment Adviser and Investment Committee
Tortoise Capital Advisors, L.L.C. (the “Adviser”) is the Fund’s investment adviser.  The Adviser’s Investment Committee is responsible for the management of the Fund’s portfolio.  The Investment Committee oversees all portfolio management activities and determines the investment strategy for the Fund.  The portfolio management team is responsible for implementing the strategy.

The Investment Committee members include H. Kevin Birzer, Zachary A. Hamel, Kenneth P. Malvey, Terry C. Matlack, Brian A. Kessens, James R. Mick, Matthew G.P. Sallee, and Robert J. Thummel, Jr.  Messrs. Birzer, Hamel, Malvey, and Matlack have each been members of the Investment Committee since 2002, and have managed the Fund since its inception in September 2013.  Messrs. Kessens, Mick, Sallee, and Thummel have each been members of the Investment Committee since June 30, 2015, and have been involved with managing the Fund since September 2013.

In addition, the first paragraph in the sub-section entitled “Investment Adviser” on page 37 of the Funds’ Prospectus is deleted and replaced with the following:

Each of the Funds has entered into an investment advisory agreement (the “Advisory Agreement”) with Tortoise Capital Advisors, L.L.C., a SEC registered investment adviser specializing in managing portfolios of securities of listed energy companies (the “Adviser”). The Adviser is wholly-owned by Tortoise Investments, LLC (“Tortoise Investments”, formerly Tortoise Holdings, LLC), a holding company.  Employees of the Adviser and its affiliates, including members of the Investment Committee, own a minority interest in Tortoise Investments.  Montage Investments, LLC, a registered investment adviser, owns a majority interest in Tortoise Investments. The principal business address of the Adviser is 11550 Ash Street, Suite 300, Leawood, Kansas 66211. The telephone number for the Adviser is (913) 981-1020 and the Adviser’s website is www.tortoiseadvisors.com.

In addition, the sub-section entitled “Investment Team” on pages 38-40 of the Funds’ Prospectus is deleted and replaced with the following:

Investment Committee
The Adviser’s Investment Committee is responsible for the management of each Fund’s portfolio.  The Investment Committee members include H. Kevin Birzer, Zachary A. Hamel, Kenneth P. Malvey, Terry C. Matlack, Brian A. Kessens, James R. Mick, Matthew G.P. Sallee, and Robert J. Thummel, all of whom share overall investment responsibility for the Funds.

The Investment Committee members have the following years of experience: Mr. Birzer — 33 years; Mr. Hamel — 26 years; Mr. Malvey — 28 years; Mr. Matlack — 33 years; Mr. Kessens — 16 years; Mr. Mick — 15 years; Mr. Sallee — 15 years; and Mr. Thummel — 19 years.

H. Kevin Birzer, CFA, Chief Executive Officer and Managing Director
Mr. Birzer, Chief Executive Officer and Managing Director, is a co-founder and has been a Managing Director of the Adviser and member of the Investment Committee of the Adviser since 2002. He began his career in 1981 at KPMG Peat Marwick. His subsequent experience includes three years working as a Vice President for F. Martin Koenig & Co., focusing on equity and option investments, and three years at Drexel Burnham Lambert, where he was a Vice President in the Corporate Finance Department. In 1990, Mr. Birzer co-founded Fountain Capital Management, LLC (“Fountain Capital”), a high yield bond management firm. Mr. Birzer graduated with a Bachelor of Business Administration degree from the University of Notre Dame and holds a Master of Business Administration degree from New York University. He earned his CFA designation in 1988.

Zachary A. Hamel, CFA, Managing Director
Mr. Hamel is a co-founder and has been a Managing Director of the Adviser and member of the Investment Committee of the Adviser since 2002. Mr. Hamel joined Fountain Capital in 1997 and covered energy, chemicals and utilities. Mr. Hamel was a Partner at Fountain Capital from 2001 through September 2012.  Prior to joining Fountain Capital, Mr. Hamel worked for the FDIC for eight years as a Bank Examiner and a Regional Capital Markets Specialist. Mr. Hamel graduated from Kansas State University with a Bachelor of Science in Business Administration. He attained a Master of Business Administration from the University of Kansas School of Business. He earned his CFA designation in 1998.

Kenneth P. Malvey, CFA, Managing Director
Mr. Malvey is a co-founder and has been a Managing Director of the Adviser and member of the Investment Committee of the Adviser since 2002.  Mr. Malvey was a Partner at Fountain Capital from 2004 through September 2012. Prior to joining Fountain Capital in 2002, Mr. Malvey was one of three members of the Global Office of Investments for GE Capital’s Employers Reinsurance Corporation. Most recently, he was the Global Investment Risk Manager for a portfolio of approximately $24 billion of fixed-income, public equity and alternative investment assets. Before joining GE Capital in 1996, he was a Bank Examiner and Regional Capital Markets Specialist with the FDIC for nine years. Mr. Malvey graduated with a Bachelor of Science degree in Finance from Winona State University, Winona, Minn. He earned his CFA designation in 1996.

Terry C. Matlack, CFA, Managing Director
Mr. Matlack is a co-founder and has been a Managing Director of the Adviser and member of the Investment Committee of the Adviser since 2002. From 2001 to 2002, Mr. Matlack was a full-time Managing Director at Kansas City Equity Partners (“KCEP”). Prior to joining KCEP, Mr. Matlack was President of GreenStreet Capital and its affiliates in the telecommunications service industry. Mr. Matlack served as the Executive Vice President and a board member of W.K. Communications, Inc., a cable television acquisition company, and Chief Operating Officer of W.K. Cellular, a cellular rural service area operator. Mr. Matlack graduated with a Bachelor of Science in Business Administration from Kansas State University. He holds a Juris Doctorate and a Master of Business Administration degree from the University of Kansas. He earned his CFA designation in 1985.

Brian A. Kessens, CFA, Managing Director
Mr. Kessens joined the Adviser in 2008. He has been a portfolio manager of the Adviser since July 2013, a Managing Director of the Adviser since January 2015, and a member of the Investment Committee since June 30, 2015. He was a senior investment analyst of the Adviser from June 2012 to July 2013, and an investment analyst from 2008 to June 2012.  Previously, from 2004 to 2008, he was a vice president in Citigroup’s global energy investment banking practice. Prior to Citigroup, he served from 1997 to 2002 as a field artillery officer in the United States Army. Mr. Kessens earned a Master of Business Administration from Columbia Business School in New York and a Bachelor of Science in economics from the United States Military Academy at West Point. He earned his CFA designation in 2006.

James R. Mick, CFA, Managing Director
Mr. Mick joined the Adviser in 2006. He has been a portfolio manager of the Adviser since July 2013, a Managing Director of the Adviser since January 2014, and a member of the Investment Committee since June 30, 2015. He was a senior investment analyst of the Adviser from June 2012 to July 2013, an investment analyst from 2011 to June 2012, and a research analyst from 2006 to 2011. Previously, he was a senior finance specialist at General Electric Insurance Solutions (now Swiss Re) from 2003 to 2006 and a senior auditor at Ernst & Young from 2000 to 2003. Mr. Mick earned Bachelor of Science degrees in business administration and accounting and a Master of Accounting and Information Systems degree from the University of Kansas. He earned his CFA designation in 2010.

Matthew G.P. Sallee, CFA, Managing Director
Mr. Sallee joined the Adviser in 2005. He has been a portfolio manager of the Adviser since July 2013, a Managing Director of the Adviser since January 2014, and a member of the Investment Committee since June 30, 2015. He was a senior investment analyst of the Adviser from June 2012 to July 2013, an investment analyst from 2009 to June 2012, and a research analyst from 2005 to 2009. Previously, he served for five years (from 2000 to 2005) as a senior financial analyst with Aquila, Inc., where he was responsible for analysis of capital allocation at the firm’s communications infrastructure subsidiary, Everest Connections. Mr. Sallee graduated magna cum laude from the University of Missouri with a degree in business administration.  He earned his CFA designation in 2009.

Robert J. Thummel, Jr., Managing Director
Mr. Thummel joined the Adviser in 2004. He has been a portfolio manager of the Adviser since July 2013, a Managing Director of the Adviser since January 2014, and a member of the Investment Committee since June 30, 2015. He was a senior investment analyst of the Adviser from June 2012 to July 2013, and an investment analyst from 2004 to June 2012.  Mr. Thummel was previously the president of Tortoise North American Energy Corporation from 2008 until the fund was merged into Tortoise Energy Infrastructure Corporation in June 2014.  Previously, he was director of finance at KLT Inc., a subsidiary of Great Plains Energy, from 1998 to 2004 and a senior auditor at Ernst & Young from 1995 to 1998. Mr. Thummel earned a Bachelor of Science in accounting from Kansas State University and a Master of Business Administration degree from the University of Kansas.

The Investment Committee oversees all portfolio management activities and establishes each Fund’s strategy. The portfolio management team is responsible for implementing the strategy of the Funds determined by the Investment Committee. While responsibility for monitoring, review, and analysis of individual securities is spread among various individual members of the portfolio management team, all portfolio management decisions and reviews are based on a team approach.

The SAI provides additional information about the Investment Committee members’ compensation, other accounts that they manage, and their ownership of securities in the Funds.

In addition, the third and fourth paragraphs under the sub-section entitled “Investment Adviser” on page 46 of the Statement of Additional Information are deleted and replaced with the following:

The Adviser also serves as investment adviser to Tortoise Energy Infrastructure Corporation (“TYG”), Tortoise Power and Energy Infrastructure Fund, Inc. (“TPZ”), Tortoise MLP Fund, Inc. (“NTG”), Tortoise Pipeline & Energy Fund, Inc. (“TTP”), and Tortoise Energy Independence Fund, Inc, (“NDP”) which are publicly traded closed-end investment companies that invest in MLPs, pipeline and energy companies.  The Adviser also serves as investment adviser to Tortoise VIP MLP & Pipeline Portfolio, which is an open-end investment company.

The Adviser is wholly-owned by Tortoise Investments, LLC (“Tortoise Investments”, formerly Tortoise Holdings, LLC), a holding company.  Employees of the Adviser and its affiliates, including members of the Investment Committee, own a minority interest in Tortoise Investments.  Montage Investments, LLC, a registered investment adviser, owns a majority interest in Tortoise Investments.

In addition, the sub-section entitled “Investment Team” on page 48 of the Funds’ Statement of Additional Information is renamed “Investment Committee”, and the first paragraph of that sub-section is deleted and replaced with the following:

Investment Committee
As disclosed in the Prospectus, the Adviser’s Investment Committee is responsible for the management of each Fund’s portfolio.  The Investment Committee’s members include H. Kevin Birzer, Zachary A. Hamel, Kenneth P. Malvey, Terry C. Matlack, Brian A. Kessens, James R. Mick, Matthew G.P. Sallee, and Robert J. Thummel, Jr., all of whom share overall investment responsibility for the Funds.  Messrs. Birzer, Hamel, Malvey, and Matlack have each been members of the Investment Committee since 2002.  Messrs. Kessens, Mick, Sallee, and Thummel have each (1) been members of the Investment Committee since June 30, 2015, (2) been involved with managing the Tortoise MLP & Pipeline Fund and Tortoise North American Energy Independence Fund since July 2013, and (3) been involved with managing the Tortoise Select Opportunity Fund since its inception in September 2013.

In addition, the heading “Investment Team” in the Table of Contents of the Funds’ Prospectus and Statement of Additional Information is renamed “Investment Committee” and all remaining references to “senior investment team” in the Funds’ Prospectus and Statement of Additional Information are deleted and replaced with “Investment Committee”. Finally, all remaining references to David J. Schulte in the Funds’ Statement of Additional Information are deleted.

Thank you for your investment.  If you have any questions, please call the Funds toll-free at
855-TCA-FUND (855-822-3863).

This supplement should be retained with your Prospectus and Statement of Additional Information for future reference.

MANAGED PORTFOLIO SERIES

Tortoise VIP MLP & Pipeline Portfolio (the “Fund”)

Class I – TVPIX
Class II – TVPTX

Supplement dated July 30, 2015 to:

Summary Prospectus dated April 2, 2015

Effective June 30, 2015, the composition of the Adviser’s Investment Committee has changed.  As a result, the section entitled “Investment Adviser and Portfolio Managers” on page 5 of the Fund’s Summary Prospectus is deleted and replaced with the following:

Investment Adviser and Investment Committee
Tortoise Capital Advisors, L.L.C. (the “Adviser”) is the Fund’s investment adviser.  The Adviser’s Investment Committee is responsible for the management of the Fund’s portfolio.  The Investment Committee oversees all portfolio management activities and determines the investment strategy for the Fund.  The portfolio management team is responsible for implementing the strategy.

The Investment Committee members include H. Kevin Birzer, Zachary A. Hamel, Kenneth P. Malvey, Terry C. Matlack, Brian A. Kessens, James R. Mick, Matthew G.P. Sallee, and Robert J. Thummel, Jr.  Messrs. Birzer, Hamel, Malvey, and Matlack have each been members of the Investment Committee since 2002, and have managed the Fund since its inception in April 2014.  Messrs. Kessens, Mick, Sallee, and Thummel have each been members of the Investment Committee since June 30, 2015, and have been involved with managing the Fund since April 2014.

Thank you for your investment.  If you have any questions, please call the Fund toll-free at
855-TCA-FUND (855-822-3863).

This supplement should be retained with your Summary Prospectus for future reference.

MANAGED PORTFOLIO SERIES

Tortoise VIP MLP & Pipeline Portfolio  (the “Fund”)

Supplement dated July 30, 2015 to:

Prospectus and Statement of Additional Information, each dated March 30, 2015

Effective June 30, 2015, the composition of the Adviser’s Investment Committee has changed.  As a result, the section entitled “Investment Adviser and Portfolio Managers” on page 5 of the Fund’s Prospectus is deleted and replaced with the following:

Investment Adviser and Investment Committee
Tortoise Capital Advisors, L.L.C. (the “Adviser”) is the Fund’s investment adviser.  The Adviser’s Investment Committee is responsible for the management of the Fund’s portfolio.  The Investment Committee oversees all portfolio management activities and determines the investment strategy for the Fund. The portfolio management team is responsible for implementing the strategy.

The Investment Committee members include H. Kevin Birzer, Zachary A. Hamel, Kenneth P. Malvey, Terry C. Matlack, Brian A. Kessens, James R. Mick, Matthew G.P. Sallee, and Robert J. Thummel, Jr.  Messrs. Birzer, Hamel, Malvey, and Matlack have each been members of the Investment Committee since 2002, and have managed the Fund since its inception in April 2014. Messrs. Kessens, Mick, Sallee, and Thummel have each been members of the Investment Committee since June 30, 2015, and have been involved with managing the Fund since April 2014.

In addition, the first paragraph in the sub-section entitled “Investment Adviser” on page 18 of the Fund’s Prospectus is deleted and replaced with the following:

The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with Tortoise Capital Advisors, L.L.C., a SEC registered investment adviser specializing in managing portfolios of securities of listed energy companies (the “Adviser”). The Adviser is wholly-owned by Tortoise Investments, LLC (“Tortoise Investments”, formerly Tortoise Holdings, LLC), a holding company.  Employees of the Adviser and its affiliates, including members of the Investment Committee,  own a minority interest in Tortoise Investments.  Montage Investments, LLC, a registered investment adviser, owns a majority interest in Tortoise Investments. The principal business address of the Adviser is 11550 Ash Street, Suite 300, Leawood, Kansas 66211. The telephone number for the Adviser is (913) 981-1020 and the Adviser’s website is www.tortoiseadvisors.com.

In addition, the sub-section entitled “Investment Team” on pages 19-21 of the Fund’s Prospectus is deleted and replaced with the following:

Investment Committee
The Adviser’s Investment Committee is responsible for the management of the Fund’s portfolio.  The Investment Committee members include H. Kevin Birzer, Zachary A. Hamel, Kenneth P. Malvey, Terry C. Matlack, Brian A. Kessens, James R. Mick, Matthew G.P. Sallee, and Robert J. Thummel, all of whom share overall investment responsibility for the Fund.

The Investment Committee members have the following years of experience: Mr. Birzer — 33 years; Mr. Hamel — 26 years; Mr. Malvey — 28 years; Mr. Matlack — 33 years; Mr. Kessens — 16 years; Mr. Mick — 15 years; Mr. Sallee — 15 years; and Mr. Thummel — 19 years.

H. Kevin Birzer, CFA, Chief Executive Officer and Managing Director
Mr. Birzer, Chief Executive Officer and Managing Director, is a co-founder and has been a Managing Director of the Adviser and member of the Investment Committee of the Adviser since 2002. He began his career in 1981 at KPMG Peat Marwick. His subsequent experience includes three years working as a Vice President for F. Martin Koenig & Co., focusing on equity and option investments, and three years at Drexel Burnham Lambert, where he was a Vice President in the Corporate Finance Department. In 1990, Mr. Birzer co-founded Fountain Capital Management, LLC (“Fountain Capital”), a high yield bond management firm. Mr. Birzer graduated with a Bachelor of Business Administration degree from the University of Notre Dame and holds a Master of Business Administration degree from New York University. He earned his CFA designation in 1988.

Zachary A. Hamel, CFA, Managing Director
Mr. Hamel is a co-founder and has been a Managing Director of the Adviser and member of the Investment Committee of the Adviser since 2002. Mr. Hamel joined Fountain Capital in 1997 and covered energy, chemicals and utilities. Mr. Hamel was a Partner at Fountain Capital from 2001 through September 2012.  Prior to joining Fountain Capital, Mr. Hamel worked for the FDIC for eight years as a Bank Examiner and a Regional Capital Markets Specialist. Mr. Hamel graduated from Kansas State University with a Bachelor of Science in Business Administration. He attained a Master of Business Administration from the University of Kansas School of Business. He earned his CFA designation in 1998.

Kenneth P. Malvey, CFA, Managing Director
Mr. Malvey is a co-founder and has been a Managing Director of the Adviser and member of the Investment Committee of the Adviser since 2002.  Mr. Malvey was a Partner at Fountain Capital from 2004 through September 2012. Prior to joining Fountain Capital in 2002, Mr. Malvey was one of three members of the Global Office of Investments for GE Capital’s Employers Reinsurance Corporation. Most recently, he was the Global Investment Risk Manager for a portfolio of approximately $24 billion of fixed-income, public equity and alternative investment assets. Before joining GE Capital in 1996, he was a Bank Examiner and Regional Capital Markets Specialist with the FDIC for nine years. Mr. Malvey graduated with a Bachelor of Science degree in Finance from Winona State University, Winona, Minn. He earned his CFA designation in 1996.

Terry C. Matlack, CFA, Managing Director
Mr. Matlack is a co-founder and has been a Managing Director of the Adviser and member of the Investment Committee of the Adviser since 2002. From 2001 to 2002, Mr. Matlack was a full-time Managing Director at Kansas City Equity Partners (“KCEP”). Prior to joining KCEP, Mr. Matlack was President of GreenStreet Capital and its affiliates in the telecommunications service industry. Mr. Matlack served as the Executive Vice President and a board member of W.K. Communications, Inc., a cable television acquisition company, and Chief Operating Officer of W.K. Cellular, a cellular rural service area operator. Mr. Matlack graduated with a Bachelor of Science in Business Administration from Kansas State University. He holds a Juris Doctorate and a Master of Business Administration degree from the University of Kansas. He earned his CFA designation in 1985.

Brian A. Kessens, CFA, Managing Director
Mr. Kessens joined the Adviser in 2008. He has been a portfolio manager of the Adviser since July 2013, a Managing Director of the Adviser since January 2015, and a member of the Investment Committee since June 30, 2015. He was a senior investment analyst of the Adviser from June 2012 to July 2013, and an investment analyst from 2008 to June 2012.  Previously, from 2004 to 2008, he was a vice president in Citigroup’s global energy investment banking practice. Prior to Citigroup, he served from 1997 to 2002 as a field artillery officer in the United States Army. Mr. Kessens earned a Master of Business Administration from Columbia Business School in New York and a Bachelor of Science in economics from the United States Military Academy at West Point. He earned his CFA designation in 2006.

James R. Mick, CFA, Managing Director
Mr. Mick joined the Adviser in 2006. He has been a portfolio manager of the Adviser since July 2013, a Managing Director of the Adviser since January 2014, and a member of the Investment Committee since June 30, 2015. He was a senior investment analyst of the Adviser from June 2012 to July 2013, an investment analyst from 2011 to June 2012, and a research analyst from 2006 to 2011. Previously, he was a senior finance specialist at General Electric Insurance Solutions (now Swiss Re) from 2003 to 2006 and a senior auditor at Ernst & Young from 2000 to 2003. Mr. Mick earned Bachelor of Science degrees in business administration and accounting and a Master of Accounting and Information Systems degree from the University of Kansas. He earned his CFA designation in 2010.

Matthew G.P. Sallee, CFA, Managing Director
Mr. Sallee joined the Adviser in 2005. He has been a portfolio manager of the Adviser since July 2013, a Managing Director of the Adviser since January 2014, and a member of the Investment Committee since June 30, 2015. He was a senior investment analyst of the Adviser from June 2012 to July 2013, an investment analyst from 2009 to June 2012, and a research analyst from 2005 to 2009. Previously, he served for five years (from 2000 to 2005) as a senior financial analyst with Aquila, Inc., where he was responsible for analysis of capital allocation at the firm’s communications infrastructure subsidiary, Everest Connections. Mr. Sallee graduated magna cum laude from the University of Missouri with a degree in business administration.  He earned his CFA designation in 2009.

Robert J. Thummel, Jr., Managing Director
Mr. Thummel joined the Adviser in 2004. He has been a portfolio manager of the Adviser since July 2013, a Managing Director of the Adviser since January 2014, and a member of the Investment Committee since June 30, 2015. He was a senior investment analyst of the Adviser from June 2012 to July 2013, and an investment analyst from 2004 to June 2012.  Mr. Thummel was previously the president of Tortoise North American Energy Corporation from 2008 until the fund was merged into Tortoise Energy Infrastructure Corporation in June 2014.  Previously, he was director of finance at KLT Inc., a subsidiary of Great Plains Energy, from 1998 to 2004 and a senior auditor at Ernst & Young from 1995 to 1998. Mr. Thummel earned a Bachelor of Science in accounting from Kansas State University and a Master of Business Administration degree from the University of Kansas.

The Investment Committee oversees all portfolio management activities and establishes the Fund’s strategy. The portfolio management team is responsible for implementing the strategy of the Fund determined by the Investment Committee. While responsibility for monitoring, review, and analysis of individual securities is spread among various individual members of the portfolio management team, all portfolio management decisions and reviews are based on a team approach.

The SAI provides additional information about the Investment Committee members’ compensation, other accounts that they manage, and their ownership of securities in the Fund.

In addition, the third and fourth paragraphs under the sub-section entitled “Investment Adviser” on pages 39-40 of the Statement of Additional Information are deleted and replaced with the following:

The Adviser also serves as investment adviser to Tortoise Energy Infrastructure Corporation (“TYG”), Tortoise Power and Energy Infrastructure Fund, Inc. (“TPZ”), Tortoise MLP Fund, Inc. (“NTG”), Tortoise Pipeline & Energy Fund, Inc. (“TTP”), and Tortoise Energy Independence Fund, Inc, (“NDP”) which are publicly traded closed-end investment companies that invest in MLPs, pipeline and energy companies.  The Adviser also serves as investment adviser to Tortoise MLP & Pipeline Fund, Tortoise North American Energy Independence Fund, and Tortoise Select Opportunity Fund, which are open-end investment companies.

The Adviser is wholly-owned by Tortoise Investments, LLC (“Tortoise Investments”, formerly Tortoise Holdings, LLC), a holding company.  Employees of the Adviser and its affiliates, including members of the Investment Committee, own a minority interest in Tortoise Investments.  Montage Investments, LLC, a registered investment adviser, owns a majority interest in Tortoise Investments.

In addition, the sub-section entitled “Investment Team” on page 41 of the Fund’s Statement of Additional Information is renamed “Investment Committee”, and the first paragraph of that sub-section is deleted and replaced with the following:

Investment Committee
As disclosed in the Prospectus, the Adviser’s Investment Committee is responsible for the management of the Fund’s portfolio.  The Investment Committee’s members include H. Kevin Birzer, Zachary A. Hamel, Kenneth P. Malvey, Terry C. Matlack, Brian A. Kessens, James R. Mick, Matthew G.P. Sallee, and Robert J. Thummel, Jr., all of whom share overall investment responsibility for the Fund.  Messrs. Birzer, Hamel, Malvey, and Matlack have each been members of the Investment Committee since 2002.  Messrs. Kessens, Mick, Sallee, and Thummel have each been members of the Investment Committee since June 30, 2015, and have been involved with managing the Tortoise VIP MLP & Pipeline Portfolio since its inception in April 2014.

In addition, the heading “Investment Team” in the Table of Contents of the Fund’s Prospectus and Statement of Additional Information is renamed “Investment Committee” and all remaining references to “senior investment team” in the Fund’s Prospectus and Statement of Additional Information are deleted and replaced with “Investment Committee”. Finally, all remaining references to David J. Schulte in the Fund’s Statement of Additional Information are deleted.

Thank you for your investment.  If you have any questions, please call the Fund toll-free at
855-TCA-FUND (855-822-3863).

This supplement should be retained with your Prospectus and Statement of Additional Information for future reference.